Schedule of estimated useful lives (Details)	12 Months Ended
Dec. 31, 2021
Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment estimated useful lives	50 years
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment estimated useful lives	5 years
Other property, plant and equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment estimated useful lives	5 years
Other property, plant and equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment estimated useful lives	20 years
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment estimated useful lives	3 years
Tools [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment estimated useful lives	10 years
Gas Plant And Pipeline [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment estimated useful lives	20 years